Material Accounting Policies (Details)	12 Months Ended
Mar. 31, 2025 segments
Significant Accounting Policies [Line Items]
Operating segments (in segments)	2
Reportable segment (in segments)	1
Bottom of range [Member] | Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	1 year
Bottom of range [Member] | Office Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	4 years
Top of range [Member] | Computer Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Top of range [Member] | Office Equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years